Balance Sheet Components Other Assets and Liabilities (Parenthetical) (Details) $ in Millions	Dec. 31, 2021 USD ($)
Changyou.com Limited [Member] | Shanghai Jingmao and Its Affiliate [Member]
Balance Sheet Components [Line Items]
Proceeds from loans receivable	$ 9.4